Stockholders' Deficit (Details)			12 Months Ended
	Dec. 31, 2025 Vote $ / shares shares	Oct. 21, 2025 $ / shares	Dec. 31, 2025 Vote $ / shares shares	Oct. 24, 2025 $ / shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares	1,980,000,000		1,980,000,000		2,000,000,000	265,000,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Common stock number of votes per share | Vote	1		1
Class of warrant exercise price of warrants before adjustment		$ 11.5
Exercise price of warrants (in USD per share)		9.28
Debt instrument redemption trigger price per share before adjustment		18
Debt instrument redemption trigger price per share		14.53
Common stock market value per share for price adjustment		$ 8.07
Exercise price as percentage of market value		115
Redemption price as percentage of market value		180
Public Warrants [Member]
Class of Stock [Line Items]
Period in which stock must reach mandatory closing price (in days)			20 days
Maximum period in which stock can reach mandatory closing price (in days)			30 days
Period for prior written notice before redemption (in days)			30 days
Warrants, redemption price (in dollars per share)				$ 0.01
Exercise price of warrants (in USD per share)	$ 9.28		$ 9.28
Public Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share)				$ 18
Private Placement Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants (in USD per share)	$ 9.28		$ 9.28
Transferable, assignable, or salable, period following closing (in days)			30 days
Legacy Kodiak Common Stock Warrants [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted | shares	933,626
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares					1,980,000,000
Common stock, par value (in dollars per share)					$ 0.0001
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock , par value (in dollars per share)					$ 0.0001
Preferred stock, issued (in shares) | shares					20,000,000